Stockholders’ equity (Details Narrative) € / shares in Units, shares in Millions			1 Months Ended	6 Months Ended		12 Months Ended
	May 20, 2021 EUR (€) shares	Apr. 01, 2021 EUR (€) € / shares	Apr. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Jun. 30, 2022 $ / shares
Schedule of Equity Method Investments [Line Items]
Corporate capital, percentage						100.00%
Proceeds from divestiture of businesses						€ 50,000,000
Stock issued during period value stock options exercised			€ 715		€ 715
Repurchased during period value					172
Proceeds from stock options exercised					715
Quota per share | $ / shares										$ 5.41
Capital units		€ 37,771				€ 37,056
Stock issued during period value conversion of units	€ 50,000
Additional paid in capital	€ 37,139,431
Conversion of stock shares issued | shares	15
Quota percentage of ownership	300.00%
Share based compensation				€ 240,043	€ 497,104
Quota A [Member]
Schedule of Equity Method Investments [Line Items]
Common stock, voting rights						Quota A had voting rights
Quota B [Member]
Schedule of Equity Method Investments [Line Items]
Common stock, voting rights						Quota B had no voting rights
Nominal amount						€ 1.00
Stock issued during period value stock options exercised		715				715
Repurchased during period value		172
Proceeds from stock options exercised		€ 543
Quota per share | € / shares		€ 1
Quota C [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from capital funding									€ 10,000,000
Quota D [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from capital funding								€ 7,000,000
Quota E [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from capital funding						1,400,000	€ 14,800,000
Financial fees gross						1,500,000	15,100,000
Financial fees net						€ 100,000	€ 300,000